Cover	Oct. 04, 2021	Jul. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	JELD-WEN HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number		001-38000
Entity Tax Identification Number		93-1273278
Written Communications	false
Local Phone Number		378-5700
City Area Code		704
Entity Address, Postal Zip Code	28273
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.01 per share)
Trading Symbol	JELD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001674335
Amendment Flag	false
Entity Address, Address Line One	2645 Silver Crescent Drive
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC